Deferred Taxation - Schedule of Analysis of the Deferred Tax Balances (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Analysis of the Deferred Tax Balances [Abstract]
Net deferred tax assets recognized in the consolidated statement of financial position
Net deferred tax liabilities recognized in the consolidated statement of financial position	$ 29,857	$ 29,272